AAM Crescent CLO ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 98.9%	Par	Value
ABPCI Direct Lending Fund CLO LLC
Series 2024-17A, Class A2, 5.85% (3 mo. Term SOFR + 2.00%), 08/01/2036 (a)	$1,000,000	$1,001,286
Series 2024-17A, Class D, 8.55% (3 mo. Term SOFR + 4.70%), 08/01/2036 (a)	1,250,000	1,258,453
AGL CLO Ltd., Series 2024-29A, Class D, 7.42% (3 mo. Term SOFR + 3.75%), 04/21/2037 (a)	1,500,000	1,512,246
Aimco CDO, Series 2021-14A, Class D1R, 6.27% (3 mo. Term SOFR + 2.60%), 10/20/2038 (a)	1,000,000	1,003,189
Antares CLO Ltd.
Series 2024-6A, Class A2, 5.42% (3 mo. Term SOFR + 1.75%), 01/20/2037 (a)	1,500,000	1,500,942
Series 2024-6A, Class D, 7.47% (3 mo. Term SOFR + 3.80%), 01/20/2037 (a)	750,000	755,599
ARES CLO, Series 2022-65A, Class DR, 6.62% (3 mo. Term SOFR + 2.95%), 07/25/2034 (a)	1,250,000	1,257,677
ArrowMark Colorado Holdings, Series 2020-11A, Class BR, 5.67% (3 mo. Term SOFR + 2.00%), 10/15/2037 (a)	650,000	652,358
Bain Capital Credit CLO, Series 2024-4A, Class D1, 6.77% (3 mo. Term SOFR + 3.10%), 10/23/2037 (a)	1,000,000	1,008,030
Ballyrock CLO Ltd., Series 2024-28A, Class C1, 6.47% (3 mo. Term SOFR + 2.80%), 01/20/2038 (a)	1,580,000	1,589,482
Barings Private Credit Corp. CLO Ltd.
Series 2023-1A, Class A1AR, 5.30% (3 mo. Term SOFR + 1.63%), 10/15/2036 (a)	1,500,000	1,505,015
Series 2023-1A, Class A1BR, 5.57% (3 mo. Term SOFR + 1.90%), 10/15/2036 (a)	315,000	315,315
Benefit Street Partners CLO Ltd., Series 2025-39A, Class D2, 7.32% (3 mo. Term SOFR + 3.65%), 04/15/2038 (a)	1,046,000	1,047,284
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, 6.57% (3 mo. Term SOFR + 2.90%), 10/20/2037 (a)	800,000	809,927
Bridge Street CLO Ltd., Series 2025-1A, Class D1A, 6.52% (3 mo. Term SOFR + 2.85%), 04/20/2038 (a)	1,000,000	1,005,800
BXDL Static CLO LLC, Series 2025-1A, Class C, 5.87% (3 mo. Term SOFR + 2.20%), 07/20/2035 (a)	1,000,000	1,002,668
Cedar Funding Ltd., Series 2024-19A, Class D1, 6.67% (3 mo. Term SOFR + 3.00%), 01/23/2038 (a)	500,000	503,686
Cerberus Loan Funding LP
Series 2024-1A, Class A, 5.57% (3 mo. Term SOFR + 1.90%), 04/15/2036 (a)	1,750,000	1,753,462
Series 2025-1A, Class C, 6.27% (3 mo. Term SOFR + 2.60%), 07/15/2037 (a)	1,500,000	1,514,871
CIFC Funding Ltd., Series 2023-3A, Class D, 7.92% (3 mo. Term SOFR + 4.25%), 01/20/2037 (a)	250,000	250,000
CTM CLO Ltd., Series 2025-1A, Class A1, 5.17% (3 mo. Term SOFR + 1.50%), 07/15/2038 (a)	1,500,000	1,506,750
DIAMETER CAPITAL CLO, Series 2024-7A, Class C, 6.87% (3 mo. Term SOFR + 3.20%), 07/20/2037 (a)	1,000,000	1,009,965
Elmwood CLO Ltd., Series 2021-5A, Class D2R, 8.02% (3 mo. Term SOFR + 4.35%), 10/15/2037 (a)	1,400,000	1,405,194
Fortress Credit BSL Ltd., Series 2023-2A, Class C1R, 6.07% (3 mo. Term SOFR + 2.40%), 07/24/2036 (a)	1,000,000	1,005,455
Fortress Credit Opportunities, Series 2025-29A, Class C, 5.92% (3 mo. Term SOFR + 2.25%), 04/20/2033 (a)	1,000,000	1,009,003
Gallatin CLO Ltd., Series 2024-1A, Class B, 5.62% (3 mo. Term SOFR + 1.95%), 10/20/2037 (a)	725,000	728,026
Golub Capital Partners CLO Ltd., Series 2021-59A, Class A2R, 5.27% (3 mo. Term SOFR + 1.60%), 04/20/2037 (a)	1,500,000	1,500,331
Golub Capital Partners Private Credit Fund CLO, Series 2023-1A, Class A2R, 5.32% (3 mo. Term SOFR + 1.65%), 10/26/2037 (a)	500,000	499,921
Invesco CLO Ltd., Series 2024-1RA, Class BR, 5.77% (3 mo. Term SOFR + 2.10%), 04/15/2037 (a)	1,125,000	1,128,991
JCP Direct Lending CLO LLC, Series 2024-1A, Class D, 8.17% (3 mo. Term SOFR + 4.50%), 07/25/2036 (a)	1,000,000	1,005,988
Madison Park Funding Ltd.
Series 2024-58A, Class D, 7.32% (3 mo. Term SOFR + 3.65%), 04/25/2037 (a)	250,000	251,246
Series 2024-69A, Class D2, 8.42% (3 mo. Term SOFR + 4.75%), 07/25/2037 (a)	1,000,000	1,009,642
Series 2025-73A, Class D1, 6.71% (3 mo. Term SOFR + 2.75%), 10/17/2038 (a)	1,250,000	1,259,015
Magnetite CLO Ltd., Series 2016-17A, Class AR2, 5.17% (3 mo. Term SOFR + 1.50%), 04/20/2037 (a)	1,000,000	1,001,969
Maranon Loan Funding Ltd., Series 2025-1A, Class D2, 8.94% (3 mo. Term SOFR + 5.10%), 10/15/2037 (a)	1,000,000	1,012,212
Monroe Capital MML CLO XVI Ltd., Series 2024-1A, Class A, 5.37% (3 mo. Term SOFR + 1.70%), 07/23/2036 (a)	1,000,000	1,002,009
Neuberger Berman CLO Ltd., Series 2022-47A, Class DR, 6.47% (3 mo. Term SOFR + 2.80%), 04/16/2035 (a)	1,000,000	1,002,000
OCP CLO Ltd., Series 2024-35A, Class D1, 6.77% (3 mo. Term SOFR + 3.10%), 10/25/2037 (a)	1,000,000	1,010,293
OHA Credit Funding, Series 2024-19A, Class D1, 6.57% (3 mo. Term SOFR + 2.90%), 07/20/2037 (a)	1,500,000	1,510,745
Owl Rock CLO Ltd., Series 2022-7A, Class AR, 5.07% (3 mo. Term SOFR + 1.40%), 04/20/2038 (a)	1,000,000	999,829
OZLM Ltd., Series 2019-24A, Class A2AR, 5.63% (3 mo. Term SOFR + 1.96%), 07/20/2032 (a)	800,000	802,000
Palmer Square CLO Ltd.
Series 2021-3A, Class D1R, 6.47% (3 mo. Term SOFR + 2.80%), 10/15/2038 (a)	1,500,000	1,508,965
Series 2024-2A, Class D1, 6.62% (3 mo. Term SOFR + 2.95%), 07/20/2037 (a)	250,000	251,643
Regatta Funding Ltd., Series 2025-1A, Class C2, 7.52% (3 mo. Term SOFR + 3.85%), 03/25/2038 (a)	1,000,000	1,015,876
Silver Point SCF CLO Ltd., Series 2025-1A, Class A2, 5.37% (3 mo. Term SOFR + 1.70%), 04/20/2038 (a)	1,500,000	1,500,718
Texas Debt Capital CLO Ltd., Series 2023-1A, Class D1R, 6.42% (3 mo. Term SOFR + 2.75%), 07/20/2038 (a)	1,000,000	1,007,548
TICP CLO Ltd., Series 2017-7A, Class BR2, 5.57% (3 mo. Term SOFR + 1.90%), 04/15/2033 (a)	1,250,000	1,251,921
Warwick Capital CLO Ltd., Series 2024-3A, Class A1, 5.32% (3 mo. Term SOFR + 1.65%), 04/20/2037 (a)	1,500,000	1,502,771
Wellington Management CLO 3 Ltd., Series 2025-4A, Class D2, 7.42% (3 mo. Term SOFR + 3.75%), 04/18/2038 (a)	1,000,000	999,998
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $51,931,836)		51,947,314

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.61% (b)	643,162	643,162
TOTAL MONEY MARKET FUNDS (Cost $643,162)		643,162

TOTAL INVESTMENTS - 100.1% (Cost $52,574,998)		52,590,476
Liabilities in Excess of Other Assets - (0.1)%		(71,687)
TOTAL NET ASSETS - 100.0%		$52,518,789

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $51,947,314 or 98.9% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

AAM Crescent CLO ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$–	$51,947,314	$–	$51,947,314
Money Market Funds	643,162	–	–	643,162
Total Investments	$643,162	$51,947,314	$–	$52,590,476

Refer to the Schedule of Investments for further disaggregation of investment categories.